Note 6 - Financial Risk Management	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
6	Financial risk management

Overview

The Group has exposure to the following risks from its use of financial instruments:

•	Currency risk (refer note 27 )

•	Interest rate risk (refer note 27 )

•	Credit risk (refer note 27 )

•	Liquidity risk (refer note 27 )

•	Market risk (refer note 27 )

This note and note
27
presents information about the Group’s exposure to each of the above risks and the Group’s objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements. The Group is exposed in varying degrees to a variety of financial instrument related risks by virtue of its activities. The overall financial risk management program focuses on preservation of capital, and protecting current and future Group assets and cash flows by reducing exposure to risks posed by the uncertainties and volatilities of financial markets. The Board of Directors has responsibility to ensure that an adequate financial risk management policy is established and to approve the policy. The Group’s Audit Committee oversees management’s compliance with the Group’s financial risk management policy. The fair value of the Group’s financial instruments approximates their carrying value due to the short period to maturity. The types of risk exposure and the way in which such exposures are managed are described below:

(a)
Currency risk

The Group is exposed to currency risk on sales and purchases that are denominated in a currency other than the respective functional currencies of Group entities. The Group does not
use financial instruments to hedge its exposure to currency risk.

(b)
Interest rate risk

The Group is exposed to interest rate risk arising from its cash and cash equivalents invested with financial institutions as well as its overdraft facility and term loan. Management’s policy is to invest cash in financial institutions with an investment grade credit-rating. The Group has not
entered into interest rate swap agreements and mitigates the interest rate risk by remaining in a positive consolidated net cash position.

(c)
Credit risk

Credit risk includes the risk of a financial loss to the Group if a gold sales customer fails to meet its contractual obligation. Gold sales were made to Fidelity Printers and Refiners in Zimbabwe during the year. The payment terms stipulated in the service delivery contract were adhered to in all circumstances.

(d)
Liquidity risk

Liquidity risk is the risk that the Group will
not
be able to meet its financial obligations as they fall due. The Group manages its liquidity risk by ensuring that there is sufficient cash to meet its likely cash requirements, after taking into account cash flows from operations and the Group’s holdings of cash and cash equivalents. The Group believes that these sources will be sufficient to cover the anticipated cash requirements. Senior management is also actively involved in the review and approval of planned expenditures by regularly monitoring cash flows from operations and anticipated investing and financing activities.

(e) Market risk

Market risk is the risk that changes in the gold price will affect the group’s profitability. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising returns.